Other Non-Current Assets	12 Months Ended
Mar. 31, 2022
Other Non Current Assets [Abstract]
Other Non-Current Assets
25)	OTHER NON-CURRENT ASSETS

	As at March 31
Particulars	2021	2022
Prepaid expenses	33	82
Receivable from related party#	55	53
Total	88	135

#Loan given to Saaranya Hospitality Technologies Private Limited (equity-accounted investee) (refer note 38).